ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

14. ORDINARY SHARES

As of December 31, 2018 and 2019, 500,000,000 ordinary shares had been authorized by the Company. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.

On October 29, 2019, the Company’s shareholders and board of directors approved that immediately prior to the completion of initial public offering, the Company’s authorized share capital will be changed into US$80,000 divided into 800,000,000 ordinary shares of a par value of US$0.0001 each.

On January 17, 2020, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 7,407,400 American Depositary Shares (“ADSs”) at the price of US$14.00 per ADS for total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total net proceeds of US$101.3 million (equivalent to RMB697,788), netting of issuance cost from total gross proceeds of US$114.5 million. Each ten ADSs represent twenty-three ordinary shares of the Company.

14. ORDINARY SHARES (CONTINUED)

On January 17, 2020, the Company also issued 6,078,571 ordinary shares to Everest.

Upon the completion of the IPO, the Company’s then outstanding 30,227,056 Series A Preferred Shares, 23,288,783 Series B Preferred Shares, 3,714,580 Series B-1 Preferred Shares, 3,301,849 Series B-2 Preferred Shares, 31,046,360 Series C Preferred Shares and 3,857,143 Series C-1 Preferred Shares were converted into 30,227,056, 23,288,783, 3,714,580, 3,571,427, 34,420,469 and 4,537,814 ordinary shares, respectively.

On July 15, 2020, the Company’s Board of Directors approved a share repurchase program to repurchase in the open market up to US$20 million worth of outstanding ADSs of the Group. The Company made a total prepayment of US$5,000 (equivalent to RMB34,051) for the share repurchase. The prepayment was collected subsequently in October 2020. No repurchase activity was taken place for the year ended December 31, 2021.

On September 3, 2020, the Company entered into definitive subscription agreements with a consortium of institutional investors (the “Investors”) to raise approximately US$418 million through a private placement. The consortium is led by Hillhouse Capital Group (“Hillhouse”), with significant participation by GIC Private Limited, and also includes certain other leading Asian and U.S. biotech investment funds, Hillhouse is entitled to nominate one representative to I-Mab’s Board of Directors.

The private placement comprises (1) the sale to the Investors of the Group’s 29,133,502 ordinary shares (equivalent to 12,666,740 ADSs) at a purchase price equivalent to US$33 per ADS amounting to approximately US$418 million; and (2) warrants (the “Investor Warrants”, see Note 15(b)) to subscribe for an aggregate of 5,341,267 ordinary shares (equivalent to 2,322,290 ADSs) at an exercise price equivalent to US$45 per ADS, which may further increase the proceeds of approximately US$104.5 million if the Investor Warrants are fully exercised. The Investor Warrants will remain exercisable at the election of the Investors within 12 months after the closing of the private placement. All of the warrants were exercised by the Investors during the year ended December 31, 2021.

The subscription agreement with the Hillhouse entities contemplates two closings. The first closing occurred on September 11, 2020, and the second closing is conditioned upon an existing director of the Company having resigned to enable the Hillhouse entities to appoint a director to replace such director and the lemzoparlimab out-licensing agreement with AbbVie Ireland Unlimited Group (“AbbVie”) (see Note 17) being or remaining effective. Upon the first closing, 20,421,378 ordinary shares and 3,744,032 Investor Warrants were issued to the Investors for total gross proceeds of approximately US$293.0 million. On December 17, 2020, the Group entered into a written amendment made to the subscription agreement with the Hillhouse entities, which removed one of the two conditions for the second closing that an existing director of the Company having resigned to enable the Hillhouse entities to appoint a director to replace such director. The second closing occurred as the other condition was satisfied and 8,712,124 ordinary shares as well as 1,597,235 Investor Warrants were issued to the Hillhouse entities for total gross proceeds of approximately US$125.0 million. The total net proceeds, netting of issuance cost, from the private placement was US$397.2 million (equivalent to RMB2,653,669).

On August 23, 2022, the Company announced, that it plans to implement share repurchases pursuant to the share repurchase program previously authorized by its board of directors. Under the share purchase plans, the Company and the senior management may purchase up to US$40 million of ADSs in aggregate. As of December 31, 2022, the Company had purchased 1,652,541 ordinary shares in an aggregate amount of approximately US$3 million (equivalent to RMB21,249) under the authorized share purchase program. These repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity. For the year ended December 31, 2022, no treasury stock was used for exercise of option. As of December 31, 2022, 1,652,541 shares were not in use and not outstanding.

As of December 31, 2022, 16,915,104 stock options were exercised, and 7,235,959 restricted share units were issued as ordinary shares.